Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the unaudited consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim consolidated statements of cash flows:

	June 30, 2023	December 31, 2022
Cash and cash equivalents	16,902	26,027
Restricted cash	50	1,650
Restricted cash, non-current	5,500	4,800
Total	22,452	32,477